BASIS OF PRESENTATION	9 Months Ended
Aug. 31, 2012
Weighted average number of common shares outstanding-basic [Default Label]
NOTE 1 - BASIS OF PRESENTATION

The accompanying unaudited interim financial statements of Indigo International, Corp. (the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission, and should be read in conjunction with the audited financial statements and notes thereto contained in the Company's Form 10-Q. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements which would substantially duplicate the disclosures contained in the audited financial statements for the most recent fiscal year ended November 30, 2011 as reported in the Company’s most recent Annual Report on Form 10-K, have been omitted.

Reclassifications

Certain comparative figures have been reclassified to conform to the current period’s presentation.